Goodwill (Tables)	9 Months Ended
Jul. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment
Goodwill by Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail 1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2021	$900	$13,134	$1,924	$274	$16,232
Foreign currency translation adjustments and other	2	1,329	80	13	1,424
Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463	$2,004	$287	$17,656
Additions	–	–	–	744	744
Foreign currency translation adjustments and other	–	(477)	(29)	(90)	(596)
Carrying amount of goodwill as at July 31, 2023 2	$902	$13,986	$1,975	$941	$17,804

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at July 31, 2023 and October 31, 2022 was nil.